360 FUNDS
420 Lexington Avenue, Suite 601
New York, New York 10070

September 26, 2011

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	360 Funds (“Trust”) (File Nos. 33-123290 and 811-21726), on behalf of The USX China Fund (“Fund”), a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on August 26, 2011.

If you have any questions concerning the foregoing, please call the undersigned at 215-830-8990 extension 101.

Sincerely,
360 Funds

/s/ David F. Ganley

David F. Ganley
Secretary

cc:	Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101